Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.4%)
Communication Services (4.5%)
*	Alphabet Inc. Class A	25,584,018	2,768,702
*	Meta Platforms Inc. Class A	8,033,338	1,308,872
	Electronic Arts Inc.	5,419,403	687,560
			4,765,134
Consumer Discretionary (7.7%)
*	Amazon.com Inc.	17,460,272	2,213,439
	McDonald's Corp.	6,630,224	1,672,673
	TJX Cos. Inc.	16,848,055	1,050,476
	Starbucks Corp.	12,164,176	1,022,642
	Home Depot Inc.	3,164,220	912,624
	Dollar General Corp.	1,616,468	383,782
*	Coupang Inc. Class A	15,955,013	269,640
	Lennar Corp. Class A	3,394,227	262,883
	DR Horton Inc.	2,568,433	182,744
	NIKE Inc. Class B	1,376,530	146,532
			8,117,435
Consumer Staples (5.3%)
	Procter & Gamble Co.	12,034,720	1,660,069
	Coca-Cola Co.	26,513,444	1,636,145
	Sysco Corp.	17,523,526	1,440,784
	Nestle SA (Registered)	7,558,914	884,567
			5,621,565
Energy (3.4%)
	TotalEnergies SE	35,729,372	1,808,968
	Shell plc	45,735,816	1,210,951
	Coterra Energy Inc.	5,486,541	169,589
	EQT Corp.	3,518,455	168,182
	Chesapeake Energy Corp.	1,499,789	150,714
	Shell plc (XLON)	2,607,900	69,026
			3,577,430
Financials (8.0%)
	Charles Schwab Corp.	36,461,688	2,586,957
	Progressive Corp.	12,486,136	1,531,424
	JPMorgan Chase & Co.	8,025,408	912,730
	Morgan Stanley	10,264,470	874,738
	S&P Global Inc.	1,861,055	655,426
	BlackRock Inc.	942,771	628,253
	American Express Co.	3,860,690	586,825
	Goldman Sachs Group Inc.	1,149,051	382,255

		Shares	Market Value ($000)
	Blackstone Inc.	3,492,751	328,109
			8,486,717
Health Care (11.1%)
	UnitedHealth Group Inc.	3,493,539	1,814,300
	Pfizer Inc.	35,970,188	1,626,932
	Humana Inc.	2,836,660	1,366,646
	HCA Healthcare Inc.	6,500,007	1,286,156
	Elevance Health Inc.	2,535,058	1,229,782
	Novartis AG (Registered)	13,541,965	1,095,383
	Becton Dickinson & Co.	3,907,995	986,456
	AstraZeneca plc ADR	15,728,878	981,167
	Danaher Corp.	2,309,314	623,307
	Baxter International Inc.	7,518,816	432,031
	Johnson & Johnson	1,721,064	277,677
			11,719,837
Industrials (6.2%)
	Raytheon Technologies Corp.	11,499,984	1,032,124
	Johnson Controls International plc	17,718,853	959,299
	Deere & Co.	2,336,138	853,274
	Illinois Tool Works Inc.	4,133,139	805,259
	Fortive Corp.	11,631,301	736,610
	Northrop Grumman Corp.	1,483,577	709,135
	Trane Technologies plc	4,476,979	689,768
	Parker-Hannifin Corp.	2,106,293	558,168
	Schneider Electric SE	1,843,951	219,167
			6,562,804
Information Technology (13.7%)
	Microsoft Corp.	19,452,614	5,086,275
	Apple Inc.	17,923,675	2,817,960
	Texas Instruments Inc.	8,819,250	1,457,028
	Mastercard Inc. Class A	2,529,123	820,372
	Visa Inc. Class A	4,065,563	807,868
	Global Payments Inc.	5,598,649	695,520
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,448,489	620,832
	Accenture plc Class A	2,103,369	606,738
*	Salesforce Inc.	2,835,782	442,722
	Fidelity National Information Services Inc.	4,080,905	372,872
	Marvell Technology Inc.	5,549,560	259,831
	KLA Corp.	661,963	227,801
	Intel Corp.	6,311,348	201,458
	Lam Research Corp.	87,772	38,436
			14,455,713
Materials (0.8%)
*	Glencore plc	110,853,725	606,099
	Anglo American plc	8,075,430	259,500
			865,599
Real Estate (1.8%)
	American Tower Corp.	2,390,492	607,305
	Welltower Inc.	6,816,940	522,518
	Prologis Inc.	3,380,162	420,864
	VICI Properties Inc.	8,830,111	291,305
			1,841,992
Utilities (2.9%)
	Duke Energy Corp.	11,779,139	1,259,308
	Exelon Corp.	27,562,289	1,210,260
	Constellation Energy Corp.	6,711,119	547,560

				Shares	Market Value ($000)
	American Electric Power Co. Inc.			718,581	72,002
					3,089,130
Total Common Stocks (Cost $46,762,862)					69,103,356
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.0%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	0.125%	4/30/23	6,380	6,245
	United States Treasury Note/Bond	0.125%	8/31/23	25,000	24,164
	United States Treasury Note/Bond	0.750%	12/31/23	47,000	45,333
	United States Treasury Note/Bond	0.875%	1/31/24	65,000	62,644
	United States Treasury Note/Bond	0.125%	2/15/24	57,355	54,640
	United States Treasury Note/Bond	1.500%	2/29/24	95,000	92,269
[1]	United States Treasury Note/Bond	2.250%	3/31/24	360,000	353,081
	United States Treasury Note/Bond	2.500%	4/30/24	16,550	16,286
	United States Treasury Note/Bond	0.250%	5/15/24	24,315	23,023
	United States Treasury Note/Bond	1.750%	6/30/24	316,970	307,312
	United States Treasury Note/Bond	0.375%	8/15/24	265,000	249,597
	United States Treasury Note/Bond	0.375%	9/15/24	108,000	101,419
[1]	United States Treasury Note/Bond	0.625%	10/15/24	610,000	574,639
	United States Treasury Note/Bond	1.125%	1/15/25	155,000	146,693
[1]	United States Treasury Note/Bond	2.000%	2/15/25	190,065	183,442
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	187,748
	United States Treasury Note/Bond	1.750%	3/15/25	340,000	325,763
[1]	United States Treasury Note/Bond	2.625%	4/15/25	303,280	296,693
[1]	United States Treasury Note/Bond	0.250%	5/31/25	522,710	478,443
	United States Treasury Note/Bond	0.250%	7/31/25	145,975	132,928
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	59,270
	United States Treasury Note/Bond	3.125%	8/15/25	400,000	396,000
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	113,505
	United States Treasury Note/Bond	0.375%	11/30/25	208,000	188,208
[1,2]	United States Treasury Note/Bond	0.375%	1/31/26	639,150	575,335
	United States Treasury Note/Bond	0.750%	3/31/26	107,000	97,236
	United States Treasury Note/Bond	0.750%	4/30/26	89,000	80,740
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	73,192
	United States Treasury Note/Bond	0.750%	5/31/26	281,245	254,615
	United States Treasury Note/Bond	0.750%	8/31/26	175,000	157,527
[3]	United States Treasury Note/Bond	0.875%	9/30/26	254,100	229,524
	United States Treasury Note/Bond	2.000%	11/15/26	29,650	27,991
[1]	United States Treasury Note/Bond	2.500%	3/31/27	613,820	591,090
	United States Treasury Note/Bond	2.750%	4/30/27	178,525	173,755
	United States Treasury Note/Bond	2.750%	7/31/27	350,035	340,628
	United States Treasury Note/Bond	2.250%	11/15/27	82,285	77,939
	United States Treasury Note/Bond	2.750%	8/15/32	91,725	88,515
	United States Treasury Note/Bond	1.750%	8/15/41	18,670	13,874
[1]	United States Treasury Note/Bond	2.000%	11/15/41	886,595	688,635
	United States Treasury Note/Bond	2.375%	2/15/42	118,600	98,345
	United States Treasury Note/Bond	3.250%	5/15/42	41,905	40,085
	United States Treasury Note/Bond	3.375%	8/15/42	238,495	232,793
	United States Treasury Note/Bond	1.875%	11/15/51	11,735	8,548
	United States Treasury Note/Bond	2.250%	2/15/52	4,890	3,907
	United States Treasury Note/Bond	2.875%	5/15/52	281,155	259,190
	United States Treasury Note/Bond	3.000%	8/15/52	64,860	61,495
					8,594,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities (0.7%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	20,261	16,472
[4]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	965	1,016
[4,5]	UMBS Pool	2.500%	9/1/27–4/1/38	27,678	25,383
[4,5,6]	UMBS Pool	3.000%	8/1/42–10/25/52	311,256	287,824
[4,5,6]	UMBS Pool	3.500%	11/1/45–9/25/52	55	53
[4,5,6]	UMBS Pool	4.000%	9/25/52–10/25/52	356,900	348,080
[4,5,6]	UMBS Pool	4.500%	9/25/52	45,000	44,726
					723,554
Nonconventional Mortgage-Backed Securities (0.2%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	4,510	4,231
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	1,749	1,677
[4,5]	Fannie Mae REMICS	2.000%	6/25/44	656	639
[4,5]	Fannie Mae REMICS	2.500%	8/25/46	10,719	8,913
[4,5]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	42,152	39,386
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	68,782	67,085
[4,5]	Fannie Mae REMICS	4.000%	7/25/53	2,653	2,638
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	5,759	5,195
[4,5]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	8,443	7,831
[4,5]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	14,190	13,752
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	5,041	4,965
[4]	Ginnie Mae REMICS	1.700%	10/20/45	1,285	1,268
					157,580
Total U.S. Government and Agency Obligations (Cost $10,114,130)					9,475,438
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[4,7]	Aaset Trust Series 2019-1	3.844%	5/15/39	9,179	6,356
[4,7]	Affirm Asset Securitization Trust Series 2021-B	1.030%	8/17/26	17,590	16,688
[4,7]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	8,298	8,083
[4,7]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	11,915	11,529
[4,7]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	43,270	38,183
[4,7]	American Tower Trust	3.070%	3/15/23	43,000	42,745
[4,7]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	2,100	2,027
[4,7]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	5,100	4,966
[4,7]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	25,231	22,145
[4,7]	Angel Oak Mortgage Trust I LLC Series 2019-2	3.628%	3/25/49	93	93
[4,7]	Angel Oak Mortgage Trust I LLC Series 2019-4	2.993%	7/26/49	1,322	1,325
[4,7,8]	BX Commercial Mortgage Trust Series 2021-VOLT, 1M USD LIBOR + 0.700%	3.091%	9/15/36	29,050	27,928
[4,7,8]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 0.899%	3.290%	10/15/36	14,785	14,090
[4,7,8]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.650%	3.041%	8/15/36	15,225	14,036
[4,7,8]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.900%	3.291%	8/15/36	3,140	2,912
[4,7]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	19,459	17,372
[4,7]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	23,601	20,734
[4,7]	Chesapeake Funding II LLC Series 2018-3A	3.390%	1/15/31	1,484	1,484
[4,7]	Cloud Pass-Through Trust Series 2019-1A	3.554%	12/5/22	64	64
[4,7]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,818	13,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	34,691	29,995
[4,7]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	28,795	24,312
[4,7]	Enterprise Fleet Financing LLC Series 2019-2	2.290%	2/20/25	3,123	3,111
[4,7]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	2,135	2,124
[4,5,8]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, 1M USD LIBOR + 5.900%	8.344%	10/25/28	2,959	3,065
[4,7]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	64,632	57,249
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,472
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,651
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	14,303
[4,7]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	34,935	30,880
[4,7]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	9,705	8,453
[4,7]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	10,081	8,532
[4,7,8]	Life Mortgage Trust Series 2021-BMR, 1M USD LIBOR + 0.700%	3.091%	3/15/38	9,147	8,837
[4,7]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	9,291	8,387
[4,7,8]	Madison Park Funding XIII Ltd. Series 2014-13A, 3M USD LIBOR + 0.950%	3.688%	4/19/30	31,909	31,591
[4,7,8]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	3.312%	1/15/28	24,216	23,951
[4,7]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	3,920	3,552
[4,7]	Mercury Financial Credit Card Master Trust Series 2021-1A	1.540%	3/20/26	33,270	31,451
[4,7]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	100,980	87,616
[4,7]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	8,861
[4,7]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	30,280	28,293
[4]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	26,856	26,316
[4,7]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	22,765
[4,7]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	16,733	14,420
[4,7]	START Ireland Series 2019-1	4.089%	3/15/44	10,290	9,192
[4,7,8]	Symphony CLO XIV Ltd. Series 2014-14A, 3M USD LIBOR + 0.950%	3.433%	7/14/26	3,456	3,433
[4,7]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	39,050	33,637
[4,7]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,745	29,470
[4,7]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,597	10,250
[4,7]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	29,505	26,393
[4,7]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	48,430	42,790
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,013,121)					911,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (21.2%)
Communications (1.2%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	25,524
	America Movil SAB de CV	6.125%	3/30/40	7,380	8,089
	AT&T Inc.	4.300%	12/15/42	35,590	30,853
	AT&T Inc.	3.650%	6/1/51	8,341	6,378
	AT&T Inc.	3.500%	9/15/53	13,515	10,038
	AT&T Inc.	3.850%	6/1/60	26,704	20,052
	Charter Communications Operating LLC	2.800%	4/1/31	32,150	26,050
	Charter Communications Operating LLC	2.300%	2/1/32	7,150	5,434
	Charter Communications Operating LLC	3.500%	3/1/42	4,960	3,451
	Comcast Corp.	3.375%	2/15/25	2,540	2,504
	Comcast Corp.	3.400%	4/1/30	4,940	4,608
	Comcast Corp.	4.250%	1/15/33	42,890	41,774
	Comcast Corp.	4.200%	8/15/34	26,890	25,689
	Comcast Corp.	5.650%	6/15/35	4,725	5,097
	Comcast Corp.	4.400%	8/15/35	32,325	31,226
	Comcast Corp.	6.500%	11/15/35	945	1,081
	Comcast Corp.	3.969%	11/1/47	8,452	7,255
	Comcast Corp.	4.000%	3/1/48	12,180	10,443
	Comcast Corp.	3.999%	11/1/49	23,162	19,851
	Comcast Corp.	2.887%	11/1/51	56,240	39,690
	Comcast Corp.	2.450%	8/15/52	13,355	8,636
	Comcast Corp.	4.049%	11/1/52	10,339	8,883
	Comcast Corp.	2.937%	11/1/56	210,578	143,676
	Comcast Corp.	2.987%	11/1/63	95,407	63,907
[7]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,430
[7]	Cox Communications Inc.	4.800%	2/1/35	30,000	28,176
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,918	10,608
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,754	21,578
	Discovery Communications LLC	4.125%	5/15/29	14,172	12,923
	Discovery Communications LLC	3.625%	5/15/30	20,000	17,454
	Discovery Communications LLC	5.300%	5/15/49	5,000	4,121
	Discovery Communications LLC	4.000%	9/15/55	16,442	10,877
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	5,796
[7]	NTT Finance Corp.	1.162%	4/3/26	44,235	39,708
[7]	NTT Finance Corp.	2.065%	4/3/31	9,445	7,931
[7]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,965
	Orange SA	9.000%	3/1/31	20,280	25,916
[7]	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	11,979
[7]	Sky Ltd.	3.750%	9/16/24	45,046	44,711
[7]	Sprint Spectrum Co. LLC	4.738%	3/20/25	29,745	29,845
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	16,480
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	17,739
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,018
	T-Mobile USA Inc.	2.050%	2/15/28	24,985	21,703
	T-Mobile USA Inc.	3.875%	4/15/30	64,875	59,967
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	13,888
	T-Mobile USA Inc.	4.500%	4/15/50	22,950	20,012
	T-Mobile USA Inc.	3.600%	11/15/60	9,460	6,814
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	25,336
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	14,185	13,003
	Verizon Communications Inc.	4.329%	9/21/28	23,335	23,019
	Verizon Communications Inc.	2.355%	3/15/32	20,056	16,447
	Verizon Communications Inc.	4.812%	3/15/39	85,963	83,757
	Verizon Communications Inc.	4.750%	11/1/41	7,750	7,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	2.987%	10/30/56	9,247	6,228
	Walt Disney Co.	3.000%	9/15/22	11,891	11,892
	Walt Disney Co.	2.650%	1/13/31	11,330	10,046
	Walt Disney Co.	3.500%	5/13/40	50,260	42,966
	Walt Disney Co.	4.750%	9/15/44	2,358	2,305
	Walt Disney Co.	4.750%	11/15/46	14,000	13,855
	Walt Disney Co.	2.750%	9/1/49	16,835	12,091
	Walt Disney Co.	3.600%	1/13/51	27,250	22,831
	Walt Disney Co.	3.800%	5/13/60	28,415	23,874
					1,320,836
Consumer Discretionary (0.9%)
	Amazon.com Inc.	2.800%	8/22/24	9,035	8,922
	Amazon.com Inc.	3.600%	4/13/32	84,875	81,553
	Amazon.com Inc.	4.800%	12/5/34	37,370	39,340
	Amazon.com Inc.	4.950%	12/5/44	22,605	23,596
	Amazon.com Inc.	3.950%	4/13/52	27,295	24,813
	Amazon.com Inc.	4.250%	8/22/57	41,385	39,087
[4]	American Honda Finance Corp.	2.000%	3/24/28	19,250	17,098
[7]	BMW US Capital LLC	0.800%	4/1/24	12,590	11,999
[7]	BMW US Capital LLC	1.250%	8/12/26	28,900	25,753
[4]	Duke University	2.832%	10/1/55	25,700	19,250
[4]	Emory University	2.143%	9/1/30	25,351	21,958
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	57,377
[4]	Georgetown University	4.315%	4/1/49	5,405	4,888
[4]	Georgetown University	2.943%	4/1/50	9,430	6,720
	Home Depot Inc.	3.900%	12/6/28	10,250	10,157
	Home Depot Inc.	2.700%	4/15/30	7,480	6,743
	Home Depot Inc.	3.250%	4/15/32	44,440	41,089
	Home Depot Inc.	3.300%	4/15/40	18,410	15,460
	Home Depot Inc.	4.400%	3/15/45	28,655	27,063
	Home Depot Inc.	4.250%	4/1/46	10,000	9,261
	Home Depot Inc.	4.500%	12/6/48	12,215	11,773
	Home Depot Inc.	3.125%	12/15/49	2,490	1,907
	Home Depot Inc.	2.375%	3/15/51	2,495	1,649
	Home Depot Inc.	2.750%	9/15/51	19,955	14,243
	Home Depot Inc.	3.625%	4/15/52	25,570	21,435
[7]	Hyundai Capital America	0.800%	4/3/23	91,160	89,213
[7]	Hyundai Capital America	0.875%	6/14/24	49,225	46,059
[7]	Hyundai Capital America	1.650%	9/17/26	36,480	31,808
[4]	Johns Hopkins University	4.083%	7/1/53	7,805	7,361
[4]	Johns Hopkins University	2.813%	1/1/60	6,420	4,540
	Leland Stanford Junior University	6.875%	2/1/24	13,685	14,269
[4]	Leland Stanford Junior University	7.650%	6/15/26	29,000	32,271
	Lowe's Cos. Inc.	3.100%	5/3/27	38,700	36,808
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,618
	Lowe's Cos. Inc.	3.750%	4/1/32	11,620	10,746
[4]	McDonald's Corp.	3.250%	6/10/24	5,460	5,414
[4]	McDonald's Corp.	4.875%	7/15/40	10,000	9,786
[4]	Northeastern University	2.894%	10/1/50	6,995	5,042
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	24,031
	Thomas Jefferson University	3.847%	11/1/57	23,125	18,971
[4]	University of Chicago	2.761%	4/1/45	5,825	4,648
[4]	University of Miami	4.063%	4/1/52	9,030	7,887
	VF Corp.	2.800%	4/23/27	17,615	16,464
	VF Corp.	2.950%	4/23/30	37,015	32,181
					955,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Staples (0.6%)
	Altria Group Inc.	5.800%	2/14/39	18,665	17,315
	Altria Group Inc.	4.500%	5/2/43	5,945	4,514
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,839
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	34,391
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	33,400	31,715
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	16,208
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	35,279
	BAT Capital Corp.	3.557%	8/15/27	63,450	58,321
[7]	Cargill Inc.	6.875%	5/1/28	19,355	21,375
[7]	Cargill Inc.	2.125%	4/23/30	5,265	4,487
[7]	Cargill Inc.	4.760%	11/23/45	28,190	27,319
[7]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	17,344
[7]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	30,378
[4]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	15,178
	Conagra Brands Inc.	4.600%	11/1/25	7,855	7,843
	Conagra Brands Inc.	1.375%	11/1/27	11,765	9,845
[7]	Danone SA	2.947%	11/2/26	30,550	29,166
	Diageo Capital plc	2.625%	4/29/23	48,310	47,934
	Diageo Capital plc	2.375%	10/24/29	20,000	17,739
	Diageo Capital plc	2.000%	4/29/30	5,830	4,992
	Diageo Capital plc	2.125%	4/29/32	1,845	1,534
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	11,216
	Hormel Foods Corp.	1.700%	6/3/28	8,125	7,223
	Kroger Co.	3.850%	8/1/23	10,770	10,767
	Kroger Co.	4.000%	2/1/24	22,290	22,293
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	2,763
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	51,473
	Philip Morris International Inc.	3.600%	11/15/23	7,000	6,984
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,208
	Philip Morris International Inc.	4.875%	11/15/43	6,185	5,359
[7]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	14,199
					600,201
Energy (1.0%)
	BP Capital Markets America Inc.	1.749%	8/10/30	7,780	6,449
	BP Capital Markets America Inc.	2.721%	1/12/32	39,205	34,178
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	15,711
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	8,331
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	21,920
	BP Capital Markets America Inc.	3.001%	3/17/52	68,790	49,820
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	9,551
	BP Capital Markets plc	2.500%	11/6/22	22,000	21,968
[7]	Coterra Energy Inc.	4.375%	6/1/24	31,555	31,359
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,608
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,867
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	22,435
[7]	EIG Pearl Holdings Sarl	3.545%	8/31/36	43,005	37,701
[7]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	13,039
	Energy Transfer LP	5.250%	4/15/29	40,000	39,480
	Energy Transfer LP	5.350%	5/15/45	3,500	3,097
	Energy Transfer LP	5.300%	4/15/47	5,745	5,024
	Energy Transfer LP	5.400%	10/1/47	750	667
	Energy Transfer LP	5.000%	5/15/50	10,000	8,583
	Enterprise Products Operating LLC	5.100%	2/15/45	9,720	9,291
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	4,658
	Enterprise Products Operating LLC	3.300%	2/15/53	15,000	11,103
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,879
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	34,696
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	22,724
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	32,212
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	11,110
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	45,742	39,893
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	43,705	36,500
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	36,488
[7]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	29,591
	Schlumberger Investment SA	3.650%	12/1/23	44,520	44,500
	Shell International Finance BV	3.250%	5/11/25	11,051	10,881
	Shell International Finance BV	4.125%	5/11/35	43,465	41,376
	Shell International Finance BV	5.500%	3/25/40	12,990	14,021
	Shell International Finance BV	2.875%	11/26/41	15,000	11,642
	Shell International Finance BV	4.375%	5/11/45	96,700	90,472
	Shell International Finance BV	4.000%	5/10/46	10,000	8,823
	Shell International Finance BV	3.000%	11/26/51	52,435	39,470
	Suncor Energy Inc.	5.950%	12/1/34	20,700	21,428
	TotalEnergies Capital International SA	2.700%	1/25/23	36,510	36,386
	TotalEnergies Capital International SA	3.750%	4/10/24	41,500	41,582
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	47,675
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	6,771
					1,053,863
Financials (9.2%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	25,663
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	13,053
	AerCap Ireland Capital DAC	3.400%	10/29/33	9,080	7,172
[7]	AIA Group Ltd.	3.600%	4/9/29	50,475	48,126
[7]	AIA Group Ltd.	3.375%	4/7/30	12,460	11,570
	American International Group Inc.	6.250%	5/1/36	7,775	8,646
	American International Group Inc.	4.800%	7/10/45	7,130	6,650
	American International Group Inc.	4.750%	4/1/48	21,995	20,810
	American International Group Inc.	4.375%	6/30/50	12,500	11,222
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,814
	Aon Corp.	2.850%	5/28/27	18,870	17,571
[7]	Athene Global Funding	1.000%	4/16/24	22,095	20,755
[7]	Athene Global Funding	1.985%	8/19/28	290	238
[7]	Athene Global Funding	2.717%	1/7/29	33,350	28,355
[7]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	17,457
[7]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	11,997
[7]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	10,000	8,188
	Banco Santander SA	3.125%	2/23/23	28,400	28,301
	Banco Santander SA	3.848%	4/12/23	16,400	16,377
	Banco Santander SA	1.849%	3/25/26	14,000	12,459
	Banco Santander SA	2.749%	12/3/30	15,600	12,064
	Banco Santander SA	2.958%	3/25/31	10,000	8,161
[4]	Bank of America Corp.	4.000%	1/22/25	32,900	32,626
[4]	Bank of America Corp.	3.500%	4/19/26	10,000	9,748
[4]	Bank of America Corp.	3.559%	4/23/27	86,705	82,631
[4]	Bank of America Corp.	3.593%	7/21/28	37,950	35,721
[4]	Bank of America Corp.	3.419%	12/20/28	8,681	8,056
[4]	Bank of America Corp.	4.271%	7/23/29	74,365	71,355
[4]	Bank of America Corp.	3.974%	2/7/30	120,185	112,612
[4]	Bank of America Corp.	3.194%	7/23/30	35,285	31,405
[4]	Bank of America Corp.	2.496%	2/13/31	50,870	42,705
	Bank of America Corp.	2.572%	10/20/32	17,275	14,157
	Bank of America Corp.	4.571%	4/27/33	20,000	19,128
	Bank of America Corp.	3.846%	3/8/37	53,115	45,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of America Corp.	5.875%	2/7/42	9,965	10,865
	Bank of America Corp.	3.311%	4/22/42	55,635	43,545
[4]	Bank of America Corp.	5.000%	1/21/44	39,433	38,305
[4]	Bank of America Corp.	3.946%	1/23/49	5,380	4,549
[4]	Bank of America Corp.	4.330%	3/15/50	78,120	70,036
	Bank of America Corp.	2.972%	7/21/52	65,950	46,052
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,450
	Bank of Nova Scotia	2.700%	8/3/26	63,160	59,485
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,225
[7]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	30,338
[4]	Barclays plc	3.932%	5/7/25	55,605	54,380
[4]	Barclays plc	2.852%	5/7/26	9,975	9,338
	Barclays plc	2.279%	11/24/27	14,930	13,115
	Barclays plc	2.667%	3/10/32	44,170	34,553
	Barclays plc	2.894%	11/24/32	20,000	15,668
	Barclays plc	3.330%	11/24/42	37,170	26,767
[8]	Barclays plc, 3M USD LIBOR + 1.380%	4.302%	5/16/24	36,385	36,388
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	9,700	8,639
	BlackRock Inc.	2.100%	2/25/32	25,005	20,758
[7]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,130	15,920
[4]	BNP Paribas SA	3.250%	3/3/23	7,620	7,605
[7]	BNP Paribas SA	3.800%	1/10/24	25,780	25,590
[7]	BNP Paribas SA	3.375%	1/9/25	60,670	58,954
[7]	BNP Paribas SA	2.819%	11/19/25	45,685	43,449
[7]	BNP Paribas SA	1.323%	1/13/27	18,995	16,687
[7]	BNP Paribas SA	3.500%	11/16/27	69,325	64,215
[7]	BNP Paribas SA	2.591%	1/20/28	35,220	31,268
[7]	BNP Paribas SA	2.159%	9/15/29	31,165	25,668
[7]	BNP Paribas SA	2.871%	4/19/32	23,435	19,013
[7]	BPCE SA	5.700%	10/22/23	6,225	6,261
	BPCE SA	4.000%	4/15/24	30,615	30,458
[7]	BPCE SA	5.150%	7/21/24	43,790	43,591
[7]	BPCE SA	2.045%	10/19/27	25,245	22,020
[7]	BPCE SA	3.500%	10/23/27	64,230	58,818
[7]	BPCE SA	2.700%	10/1/29	50,000	43,237
[7]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,286
[7]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	15,678
[7]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	17,804
[7]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	13,840
[7]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	30,449
	Capital One Financial Corp.	3.750%	4/24/24	55,460	55,047
	Capital One Financial Corp.	3.200%	2/5/25	24,185	23,579
	Charles Schwab Corp.	0.750%	3/18/24	30,130	28,835
	Charles Schwab Corp.	3.200%	3/2/27	19,665	19,039
	Charles Schwab Corp.	2.000%	3/20/28	27,375	24,612
	Charles Schwab Corp.	2.900%	3/3/32	47,215	41,662
	Chubb Corp.	6.000%	5/11/37	50,000	56,444
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	22,215
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	28,028
	Citigroup Inc.	0.981%	5/1/25	32,820	30,909
	Citigroup Inc.	1.462%	6/9/27	66,630	58,768
[4]	Citigroup Inc.	3.070%	2/24/28	65,000	60,181
	Citigroup Inc.	4.125%	7/25/28	14,550	13,875
[4]	Citigroup Inc.	3.520%	10/27/28	72,550	67,541
	Citigroup Inc.	6.625%	6/15/32	45,000	48,852
	Citigroup Inc.	2.520%	11/3/32	25,750	20,754
[4]	Citigroup Inc.	3.878%	1/24/39	37,030	32,194
	Citigroup Inc.	2.904%	11/3/42	19,370	14,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	CNO Global Funding	1.650%	1/6/25	8,725	8,124
[7]	CNO Global Funding	2.650%	1/6/29	12,585	10,866
[4]	Comerica Bank	2.500%	7/23/24	27,415	26,596
[7]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	59,328
[7]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	8,511
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	41,039
[7]	Cooperatieve Rabobank UA	4.655%	8/22/28	30,335	29,713
[7]	Corebridge Financial Inc.	3.900%	4/5/32	16,462	14,797
[7]	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,339
[7]	Corebridge Financial Inc.	4.400%	4/5/52	27,235	22,394
[7]	Credit Agricole SA	3.750%	4/24/23	31,675	31,605
[7]	Credit Agricole SA	3.250%	10/4/24	71,600	69,771
[4]	Credit Suisse AG	3.625%	9/9/24	4,885	4,768
[7]	Credit Suisse Group AG	4.207%	6/12/24	12,375	12,199
	Credit Suisse Group AG	3.750%	3/26/25	67,850	64,902
[7]	Credit Suisse Group AG	2.593%	9/11/25	17,585	16,289
[7]	Credit Suisse Group AG	1.305%	2/2/27	14,940	12,610
[7]	Credit Suisse Group AG	3.869%	1/12/29	10,980	9,520
[7]	Credit Suisse Group AG	3.091%	5/14/32	59,185	44,740
[7]	Credit Suisse Group AG	6.537%	8/12/33	28,540	27,314
[7,8]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	2.961%	6/12/24	25,015	24,818
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	55,242
[7]	Danske Bank A/S	3.875%	9/12/23	46,290	45,865
[7]	Danske Bank A/S	5.375%	1/12/24	28,240	28,463
[7]	Danske Bank A/S	1.621%	9/11/26	28,990	25,662
[7]	Danske Bank A/S	1.549%	9/10/27	55,460	47,979
[7]	DNB Bank ASA	1.535%	5/25/27	44,030	39,078
[7]	DNB Bank ASA	1.605%	3/30/28	45,870	39,772
[7]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	9,500
[7]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	23,763
[7]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,089
[7]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	15,607
[7]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	24,381
[7]	Farmers Exchange Capital	7.050%	7/15/28	25,000	26,896
	Fifth Third Bancorp	2.550%	5/5/27	19,150	17,634
	Fifth Third Bancorp	4.055%	4/25/28	11,040	10,764
	Fifth Third Bancorp	4.337%	4/25/33	40,175	38,135
[7]	Five Corners Funding Trust	4.419%	11/15/23	5,935	5,929
[7]	Five Corners Funding Trust II	2.850%	5/15/30	30,000	26,048
[7]	GA Global Funding Trust	1.000%	4/8/24	21,750	20,431
	Globe Life Inc.	7.875%	5/15/23	45,000	46,135
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,314
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,202
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	45,062
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,425
	Goldman Sachs Group Inc.	1.431%	3/9/27	50,000	44,475
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	85,727
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	14,223
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	22,328
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	64,750
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,490	18,054
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	24,162
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	72,590
	Goldman Sachs Group Inc.	2.383%	7/21/32	67,160	54,200
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	11,550
	Goldman Sachs Group Inc.	3.102%	2/24/33	38,620	32,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	48,787
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	22,404
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	24,598
[7]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,023
	HSBC Holdings plc	3.600%	5/25/23	60,200	60,099
	HSBC Holdings plc	0.976%	5/24/25	10,150	9,470
	HSBC Holdings plc	3.900%	5/25/26	12,085	11,750
	HSBC Holdings plc	1.589%	5/24/27	25,850	22,523
	HSBC Holdings plc	2.251%	11/22/27	74,610	65,750
[4]	HSBC Holdings plc	4.041%	3/13/28	21,805	20,508
[4]	HSBC Holdings plc	4.583%	6/19/29	40,480	38,204
	HSBC Holdings plc	2.206%	8/17/29	53,960	44,680
[4]	HSBC Holdings plc	2.357%	8/18/31	54,320	42,950
	HSBC Holdings plc	2.804%	5/24/32	50,910	40,448
	HSBC Holdings plc	2.871%	11/22/32	52,995	42,138
	HSBC Holdings plc	6.500%	5/2/36	25,000	26,219
	HSBC Holdings plc	6.100%	1/14/42	40,665	44,465
	HSBC Holdings plc	5.250%	3/14/44	13,210	12,143
[8]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	3.961%	5/18/24	26,340	26,163
	HSBC USA Inc.	3.500%	6/23/24	28,025	27,630
	Huntington National Bank	4.552%	5/17/28	11,240	11,165
	ING Groep NV	3.950%	3/29/27	44,565	42,772
	ING Groep NV	1.726%	4/1/27	16,075	14,261
	Intercontinental Exchange Inc.	4.350%	6/15/29	5,025	4,960
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	20,538
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	38,215
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	4,344
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	40,258
	Intercontinental Exchange Inc.	4.950%	6/15/52	74,200	72,959
[7]	JAB Holdings BV	2.200%	11/23/30	9,385	7,287
[7]	JAB Holdings BV	3.750%	5/28/51	19,275	12,666
[7]	JAB Holdings BV	4.500%	4/8/52	31,940	23,017
[7]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	23,650
[7]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	17,702
[7]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	20,991
	JPMorgan Chase & Co.	3.375%	5/1/23	15,450	15,423
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	39,145
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,809
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	29,494
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	13,281
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	35,997
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	62,643
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	14,744
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	48,956
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	28,991
	JPMorgan Chase & Co.	4.912%	7/25/33	29,530	29,274
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	15,000
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	101,496
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	18,569
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	38,757
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	16,816
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	14,357
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	133,637
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	14,415
[7]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,155
[7]	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	10,872
[7]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	26,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	34,702
[7]	LSEGA Financing plc	1.375%	4/6/26	56,790	51,076
[7]	LSEGA Financing plc	2.000%	4/6/28	24,615	21,573
[7]	LSEGA Financing plc	2.500%	4/6/31	37,780	32,505
[7]	Macquarie Group Ltd.	4.150%	3/27/24	49,500	49,412
[7]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	36,831
[7]	Macquarie Group Ltd.	2.871%	1/14/33	59,895	48,096
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,957
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	23,258
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	10,907
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	14,530
[7]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	20,707
	MetLife Inc.	3.600%	4/10/24	35,035	35,047
	MetLife Inc.	4.125%	8/13/42	15,565	13,940
	MetLife Inc.	4.875%	11/13/43	17,000	16,753
	MetLife Inc.	5.000%	7/15/52	12,084	12,222
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	22,703
[7]	Metropolitan Life Global Funding I	4.400%	6/30/27	9,910	9,878
[7]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	19,992
[7]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	14,938
[7]	Metropolitan Life Global Funding I	2.400%	1/11/32	50,825	42,573
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	32,070
[4]	Morgan Stanley	3.875%	4/29/24	97,010	96,832
[4]	Morgan Stanley	3.700%	10/23/24	29,050	28,869
	Morgan Stanley	0.790%	5/30/25	42,545	39,785
[4]	Morgan Stanley	2.720%	7/22/25	53,860	52,083
[4]	Morgan Stanley	4.000%	7/23/25	29,455	29,297
	Morgan Stanley	2.630%	2/18/26	61,765	58,799
[4]	Morgan Stanley	3.125%	7/27/26	11,435	10,895
[4]	Morgan Stanley	6.250%	8/9/26	20,000	21,258
	Morgan Stanley	3.625%	1/20/27	60,000	58,275
[4]	Morgan Stanley	3.772%	1/24/29	56,905	53,577
[4]	Morgan Stanley	2.699%	1/22/31	74,290	64,321
[4]	Morgan Stanley	1.928%	4/28/32	50,000	39,499
[4]	Morgan Stanley	2.239%	7/21/32	81,175	65,465
[4]	Morgan Stanley	2.511%	10/20/32	36,580	29,996
	Morgan Stanley	2.943%	1/21/33	31,555	26,914
	Morgan Stanley	2.484%	9/16/36	43,080	33,318
	Morgan Stanley	4.300%	1/27/45	18,360	16,410
	Nasdaq Inc.	3.950%	3/7/52	18,120	15,148
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	33,000
[7]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	60,033
[7]	National Australia Bank Ltd.	2.990%	5/21/31	62,492	51,316
[7]	National Australia Bank Ltd.	3.347%	1/12/37	35,275	29,305
[7]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	38,702
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	35,107
	NatWest Group plc	1.642%	6/14/27	29,040	25,383
[7]	NatWest Markets plc	0.800%	8/12/24	22,050	20,504
[7]	NBK SPC Ltd.	1.625%	9/15/27	67,900	60,713
[7]	New York Life Global Funding	2.900%	1/17/24	29,050	28,626
[7]	New York Life Insurance Co.	5.875%	5/15/33	55,395	60,712
[7]	New York Life Insurance Co.	3.750%	5/15/50	9,245	7,731
[7]	New York Life Insurance Co.	4.450%	5/15/69	15,270	13,627
[7]	Nordea Bank Abp	1.500%	9/30/26	65,800	58,279
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	20,399
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	7,113
[7]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	24,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	16,024
[7]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	9,785
[7]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	50,845
[7]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	16,118
[4]	PNC Bank NA	3.300%	10/30/24	18,195	17,902
[4]	PNC Bank NA	4.200%	11/1/25	16,650	16,529
[4]	PNC Bank NA	3.100%	10/25/27	41,975	39,899
[4]	PNC Bank NA	3.250%	1/22/28	60,465	57,346
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	41,570
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	47,767
[7]	Principal Life Global Funding II	2.500%	9/16/29	25,000	21,558
[7]	Protective Life Global Funding	4.714%	7/6/27	18,335	18,295
	Prudential plc	3.125%	4/14/30	4,675	4,165
[7]	RGA Global Funding	2.700%	1/18/29	14,330	12,530
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	20,325
[7]	Standard Chartered plc	1.214%	3/23/25	6,465	6,074
[7]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	55,110
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	55,469
[7]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	24,830	24,146
[7]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	37,777
[4]	Truist Bank	3.300%	5/15/26	12,895	12,400
[4]	Truist Financial Corp.	2.200%	3/16/23	31,045	30,820
[4]	Truist Financial Corp.	3.700%	6/5/25	49,000	48,470
[4]	Truist Financial Corp.	1.950%	6/5/30	22,005	18,262
[7]	UBS AG	1.250%	6/1/26	36,125	32,164
[7]	UBS Group AG	1.494%	8/10/27	40,005	34,800
[7]	UBS Group AG	3.126%	8/13/30	16,000	14,010
[7]	UBS Group AG	2.095%	2/11/32	23,650	18,470
[7]	UBS Group AG	2.746%	2/11/33	37,160	29,812
[7]	UBS Group AG	3.179%	2/11/43	36,770	27,033
[7]	UniCredit SpA	1.982%	6/3/27	35,165	29,783
[7]	UniCredit SpA	3.127%	6/3/32	38,145	28,926
[4]	US Bancorp	3.700%	1/30/24	52,500	52,539
[4]	US Bancorp	2.677%	1/27/33	65,020	55,943
	US Bancorp	4.967%	7/22/33	22,955	22,752
	US Bancorp	2.491%	11/3/36	64,150	51,723
	Wells Fargo & Co.	4.480%	1/16/24	46,156	46,373
[4]	Wells Fargo & Co.	3.750%	1/24/24	50,755	50,627
[4]	Wells Fargo & Co.	0.805%	5/19/25	13,885	13,027
[4]	Wells Fargo & Co.	3.550%	9/29/25	32,170	31,597
	Wells Fargo & Co.	3.000%	4/22/26	39,405	37,478
[4]	Wells Fargo & Co.	3.196%	6/17/27	60,555	57,030
[4]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,415
[4]	Wells Fargo & Co.	2.879%	10/30/30	15,000	13,153
[4]	Wells Fargo & Co.	2.572%	2/11/31	76,020	64,735
[4]	Wells Fargo & Co.	3.350%	3/2/33	7,970	6,951
[4]	Wells Fargo & Co.	4.897%	7/25/33	89,030	87,725
	Wells Fargo & Co.	5.606%	1/15/44	68,281	69,053
[4]	Wells Fargo & Co.	4.650%	11/4/44	10,315	9,333
[4]	Wells Fargo & Co.	4.900%	11/17/45	19,160	17,768
[4]	Wells Fargo & Co.	4.400%	6/14/46	73,300	64,026
[4]	Wells Fargo & Co.	4.750%	12/7/46	23,150	21,126
[4]	Wells Fargo & Co.	4.611%	4/25/53	79,025	72,864
					9,692,629
Health Care (2.2%)
	AbbVie Inc.	3.800%	3/15/25	15,725	15,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.300%	5/14/36	5,120	4,779
[4]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	21,050
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,162
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	6,578
	Aetna Inc.	2.800%	6/15/23	25,660	25,427
[7]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,371
[7]	Alcon Finance Corp.	2.600%	5/27/30	4,690	3,991
[7]	Alcon Finance Corp.	3.800%	9/23/49	22,830	17,928
	AmerisourceBergen Corp.	0.737%	3/15/23	37,908	37,244
[4]	Ascension Health	2.532%	11/15/29	22,515	20,143
[4]	Ascension Health	4.847%	11/15/53	23,970	24,949
	AstraZeneca plc	4.000%	1/17/29	47,000	46,902
	AstraZeneca plc	6.450%	9/15/37	23,385	27,542
	Banner Health	2.907%	1/1/42	29,965	22,906
	Baxter International Inc.	2.272%	12/1/28	27,495	23,818
[7]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	45,904
[7]	Bayer US Finance LLC	3.375%	10/8/24	33,220	32,569
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	13,585	9,672
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	15,951
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,231
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,539
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,588	9,155
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,970	3,601
	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	16,568
	Bristol-Myers Squibb Co.	3.550%	3/15/42	41,245	35,472
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,532
	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	19,410
	Bristol-Myers Squibb Co.	3.700%	3/15/52	17,175	14,557
[4]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	37,109
[4]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,730
[4]	Cigna Corp.	3.250%	4/15/25	31,655	30,885
	Cigna Corp.	4.375%	10/15/28	18,600	18,329
	CommonSpirit Health	2.950%	11/1/22	13,735	13,724
	CommonSpirit Health	4.200%	8/1/23	9,885	9,884
	CommonSpirit Health	2.760%	10/1/24	29,395	28,476
	CommonSpirit Health	3.347%	10/1/29	36,655	32,754
	CommonSpirit Health	2.782%	10/1/30	21,827	18,304
[4]	CommonSpirit Health	4.350%	11/1/42	30,380	27,198
	CommonSpirit Health	4.187%	10/1/49	51,788	42,786
	CommonSpirit Health	3.910%	10/1/50	4,370	3,408
[4]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	7,738
[7]	CSL Finance plc	4.250%	4/27/32	22,790	22,125
[7]	CSL Finance plc	4.750%	4/27/52	3,605	3,465
	CVS Health Corp.	4.300%	3/25/28	953	943
	CVS Health Corp.	1.750%	8/21/30	4,940	3,980
	CVS Health Corp.	4.875%	7/20/35	6,900	6,725
	CVS Health Corp.	4.125%	4/1/40	11,570	10,104
	Dignity Health	3.812%	11/1/24	20,780	20,536
	Elevance Health Inc.	3.300%	1/15/23	42,468	42,422
	Elevance Health Inc.	3.650%	12/1/27	26,975	26,142
	Elevance Health Inc.	4.101%	3/1/28	15,910	15,586
	Elevance Health Inc.	2.550%	3/15/31	35,565	30,505
	Elevance Health Inc.	4.650%	8/15/44	2,876	2,691
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	26,831
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	22,034
	Gilead Sciences Inc.	2.600%	10/1/40	20,000	14,512
	Gilead Sciences Inc.	4.500%	2/1/45	9,915	9,017
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	2.800%	10/1/50	48,610	33,371
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	31,740
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	48,214
[7]	HCA Inc.	3.625%	3/15/32	10,560	9,127
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	8,886
	Inova Health System Foundation	4.068%	5/15/52	20,740	18,833
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	14,273
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	28,597
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	14,453
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	27,324
[4]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	9,496
[4]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	24,218
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	13,936
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	11,287
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	5,391
	Merck & Co. Inc.	3.400%	3/7/29	49,240	47,437
	Merck & Co. Inc.	4.150%	5/18/43	22,090	20,630
	Merck & Co. Inc.	4.000%	3/7/49	52,385	47,490
[4]	Mercy Health	4.302%	7/1/28	20,339	20,004
	Novartis Capital Corp.	3.400%	5/6/24	16,695	16,612
	Novartis Capital Corp.	4.400%	5/6/44	25,896	25,490
	OhioHealth Corp.	2.297%	11/15/31	26,665	22,435
	OhioHealth Corp.	2.834%	11/15/41	16,515	12,428
	Pfizer Inc.	3.450%	3/15/29	70,335	67,885
	Pfizer Inc.	1.700%	5/28/30	6,065	5,136
	Pfizer Inc.	4.100%	9/15/38	53,995	51,719
	Pfizer Inc.	2.550%	5/28/40	7,535	5,789
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	7,118
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,478
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	8,051
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	15,365
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	9,913
[4]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	26,424
[7]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,933
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,586
[4]	Rush Obligated Group	3.922%	11/15/29	11,880	11,358
[4]	SSM Health Care Corp.	3.823%	6/1/27	34,910	34,271
[4]	Sutter Health	2.294%	8/15/30	18,345	15,502
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,355	25,412
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	14,140
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	7,891
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,335	16,285
	Toledo Hospital	5.750%	11/15/38	18,440	17,667
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	15,002
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	34,109
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,404
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	12,843
	UnitedHealth Group Inc.	4.200%	5/15/32	13,545	13,434
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	9,583
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,427
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,577
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	63,043
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	24,259
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	4,292
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	20,417
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,725
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	19,705
	UnitedHealth Group Inc.	2.900%	5/15/50	55,870	40,857
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	31,376
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	7,120
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	16,298
	UnitedHealth Group Inc.	3.125%	5/15/60	33,830	24,769
	Wyeth LLC	5.950%	4/1/37	25,000	28,377
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	30,049
					2,375,656
Industrials (0.9%)
[7]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	13,959
[7]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,668
[7]	BAE Systems plc	3.400%	4/15/30	7,335	6,687
	Boeing Co.	1.433%	2/4/24	15,490	14,852
	Boeing Co.	2.700%	2/1/27	17,155	15,558
	Boeing Co.	3.625%	2/1/31	24,800	22,006
	Boeing Co.	8.625%	11/15/31	9,460	11,365
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,320
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	20,930
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,790
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	12,185
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,468
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	7,628
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	16,032
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	13,260
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	6,765	6,543
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,690
	Canadian Pacific Railway Co.	2.450%	12/2/31	8,735	7,473
	Canadian Pacific Railway Co.	3.100%	12/2/51	31,340	23,179
	Carrier Global Corp.	2.722%	2/15/30	15,418	13,335
	Caterpillar Inc.	3.400%	5/15/24	14,200	14,156
	CSX Corp.	3.350%	9/15/49	5,535	4,348
[7]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	15,205	14,465
	Deere & Co.	7.125%	3/3/31	17,500	21,030
	Eaton Corp.	4.150%	3/15/33	17,310	16,690
	Eaton Corp.	4.700%	8/23/52	5,205	5,062
[7]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	21,512
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	52,818
[4]	John Deere Capital Corp.	3.450%	3/13/25	43,145	42,918
[4]	Kansas City Southern	4.950%	8/15/45	16,985	16,355
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,463
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,000
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	14,508
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	5,114
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	8,835
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	16,001
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	16,280
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	8,814
[7]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	60,720
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	17,768
[7]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	35,655	30,298
[7]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	32,543
	Teledyne Technologies Inc.	2.250%	4/1/28	37,435	32,457
	Teledyne Technologies Inc.	2.750%	4/1/31	41,220	34,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.700%	3/1/29	17,470	17,001
	Union Pacific Corp.	2.800%	2/14/32	4,025	3,582
	Union Pacific Corp.	3.375%	2/14/42	18,180	15,287
	Union Pacific Corp.	3.250%	2/5/50	5,565	4,389
	Union Pacific Corp.	3.799%	10/1/51	38,061	32,761
	Union Pacific Corp.	3.500%	2/14/53	65,235	52,941
	Union Pacific Corp.	3.839%	3/20/60	29,365	24,665
	Union Pacific Corp.	2.973%	9/16/62	22,015	15,191
	Union Pacific Corp.	3.750%	2/5/70	10,510	8,403
[4]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	5,294	4,935
					925,532
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	2,770	2,798
	American Tower Corp.	4.400%	2/15/26	7,315	7,252
	American Tower Corp.	3.800%	8/15/29	33,804	31,167
	Boston Properties LP	3.125%	9/1/23	13,275	13,145
	Boston Properties LP	3.800%	2/1/24	1,750	1,737
	Crown Castle Inc.	3.650%	9/1/27	10,215	9,713
	Crown Castle Inc.	3.800%	2/15/28	8,435	7,964
	Crown Castle Inc.	2.100%	4/1/31	45,000	35,833
	CubeSmart LP	2.250%	12/15/28	12,135	10,258
	Healthpeak Properties Inc.	2.125%	12/1/28	30,395	26,230
	Healthpeak Properties Inc.	3.000%	1/15/30	31,475	27,849
	Realty Income Corp.	3.400%	1/15/28	5,900	5,535
	Realty Income Corp.	2.200%	6/15/28	24,400	21,419
	Realty Income Corp.	3.250%	1/15/31	12,940	11,618
	Realty Income Corp.	2.850%	12/15/32	16,610	14,252
[7]	SBA Tower Trust	3.448%	3/15/23	23,770	23,651
[7]	SBA Tower Trust	2.836%	1/15/25	25,075	24,002
[7]	SBA Tower Trust	1.884%	1/15/26	8,960	8,042
[7]	SBA Tower Trust	1.631%	11/15/26	34,975	30,528
[7]	SBA Tower Trust	1.840%	4/15/27	54,190	47,136
[7]	SBA Tower Trust	2.593%	10/15/31	51,750	42,483
[7]	Scentre Group Trust 1	4.375%	5/28/30	19,110	18,094
	Simon Property Group LP	3.750%	2/1/24	3,265	3,251
	Simon Property Group LP	3.375%	10/1/24	10,055	9,938
	Simon Property Group LP	2.450%	9/13/29	19,865	17,129
					451,024
Technology (1.8%)
	Apple Inc.	3.000%	2/9/24	22,535	22,353
	Apple Inc.	3.450%	5/6/24	39,950	39,893
	Apple Inc.	2.850%	5/11/24	44,990	44,446
	Apple Inc.	3.250%	2/23/26	37,631	37,046
	Apple Inc.	2.450%	8/4/26	43,466	41,340
	Apple Inc.	3.350%	2/9/27	55,925	55,015
	Apple Inc.	3.200%	5/11/27	39,185	38,215
	Apple Inc.	2.900%	9/12/27	55,355	52,966
	Apple Inc.	3.850%	5/4/43	17,000	15,603
	Apple Inc.	4.450%	5/6/44	5,075	5,068
	Apple Inc.	3.850%	8/4/46	36,890	33,569
	Apple Inc.	2.650%	5/11/50	17,660	12,919
	Apple Inc.	2.550%	8/20/60	48,290	32,783
	Broadcom Corp.	3.875%	1/15/27	11,385	10,947
	Broadcom Inc.	4.110%	9/15/28	37,859	36,033
	Broadcom Inc.	4.150%	11/15/30	24,480	22,325
[7]	Broadcom Inc.	2.600%	2/15/33	24,680	18,984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Broadcom Inc.	3.419%	4/15/33	10,535	8,689
[7]	Broadcom Inc.	3.500%	2/15/41	29,190	21,951
	Cisco Systems Inc.	2.500%	9/20/26	15,676	15,050
	Intel Corp.	2.875%	5/11/24	29,395	29,009
	Intel Corp.	2.000%	8/12/31	3,635	2,998
	Intel Corp.	4.100%	5/19/46	51,605	45,618
	Intel Corp.	4.100%	5/11/47	21,904	19,194
	Intel Corp.	3.734%	12/8/47	8,096	6,607
	Intel Corp.	3.250%	11/15/49	19,400	14,451
	Intel Corp.	3.050%	8/12/51	43,925	31,559
	Intel Corp.	4.900%	8/5/52	111,945	109,184
	International Business Machines Corp.	3.625%	2/12/24	35,000	34,916
	International Business Machines Corp.	3.000%	5/15/24	86,100	84,987
	International Business Machines Corp.	3.300%	5/15/26	155,985	151,249
	International Business Machines Corp.	3.500%	5/15/29	103,700	97,901
	International Business Machines Corp.	5.875%	11/29/32	20,240	22,153
	Microsoft Corp.	3.125%	11/3/25	17,700	17,414
	Microsoft Corp.	3.500%	2/12/35	23,520	22,512
	Microsoft Corp.	3.450%	8/8/36	31,097	29,285
	Microsoft Corp.	2.525%	6/1/50	122,844	89,482
	Microsoft Corp.	2.921%	3/17/52	123,829	97,673
	Oracle Corp.	2.950%	11/15/24	79,830	77,605
	Oracle Corp.	1.650%	3/25/26	17,300	15,605
	Oracle Corp.	3.250%	11/15/27	97,075	89,765
	Oracle Corp.	4.000%	11/15/47	32,175	23,351
	Oracle Corp.	3.850%	4/1/60	18,200	12,082
	QUALCOMM Inc.	1.300%	5/20/28	27,474	23,716
	QUALCOMM Inc.	2.150%	5/20/30	29,475	25,799
	QUALCOMM Inc.	1.650%	5/20/32	41,155	33,061
	QUALCOMM Inc.	4.250%	5/20/32	8,865	8,946
	QUALCOMM Inc.	4.500%	5/20/52	20,340	19,698
[7]	S&P Global Inc.	2.700%	3/1/29	15,055	13,708
[7]	S&P Global Inc.	2.900%	3/1/32	7,355	6,529
[7]	S&P Global Inc.	3.700%	3/1/52	46,560	40,058
	Workday Inc.	3.700%	4/1/29	5,150	4,831
					1,866,141
Utilities (3.0%)
[4]	AEP Texas Inc.	4.150%	5/1/49	5,065	4,250
[4]	AEP Texas Inc.	3.450%	1/15/50	16,810	12,768
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	8,761
	Alabama Power Co.	5.700%	2/15/33	15,000	16,145
	Alabama Power Co.	3.750%	3/1/45	24,430	20,312
[4]	Alabama Power Co.	4.300%	7/15/48	28,015	25,357
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,675
	Ameren Illinois Co.	6.125%	12/15/28	54,000	54,686
	Ameren Illinois Co.	3.700%	12/1/47	5,045	4,287
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,385
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,948
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,210
	American Water Capital Corp.	4.200%	9/1/48	30,403	27,219
	American Water Capital Corp.	4.150%	6/1/49	850	756
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,795
	Arizona Public Service Co.	3.350%	5/15/50	11,220	8,040
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,568
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,788
	Baltimore Gas & Electric Co.	4.550%	6/1/52	2,510	2,396
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	45,269
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	10,849
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	14,532
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	62,750	59,908
[7]	Boston Gas Co.	3.150%	8/1/27	5,385	4,974
[7]	Boston Gas Co.	3.001%	8/1/29	5,970	5,250
[7]	Boston Gas Co.	3.757%	3/16/32	4,225	3,831
[7]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,556
[7]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	48,983
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,813
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	8,107
[4]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	26,355
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	12,607
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	5,332
[4]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	8,572
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	15,655
[4]	Commonwealth Edison Co.	3.850%	3/15/52	6,380	5,599
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	33,757
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,292
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,461
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	21,035
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	62,019
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,019	26,099
	Consumers Energy Co.	4.200%	9/1/52	19,310	17,975
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	11,788
[7]	Dominion Energy Inc.	2.450%	1/15/23	111,320	110,803
[4]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,772
[4]	Dominion Energy Inc.	4.600%	3/15/49	27,385	25,359
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,610
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,491
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,523
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	48,834
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	3,050
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,884
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	30,304
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,425
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	14,099
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,016
	Duke Energy Corp.	3.400%	6/15/29	12,030	11,104
	Duke Energy Corp.	4.500%	8/15/32	16,255	15,668
	Duke Energy Corp.	3.300%	6/15/41	31,380	24,189
	Duke Energy Corp.	4.800%	12/15/45	44,700	41,497
	Duke Energy Corp.	3.750%	9/1/46	9,940	7,802
	Duke Energy Corp.	3.500%	6/15/51	34,035	25,848
	Duke Energy Corp.	5.000%	8/15/52	16,525	15,704
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	9,016
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	31,229
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	14,709
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	16,595
	Duke Energy Progress LLC	4.100%	3/15/43	615	553
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	36,237
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,681
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	31,484
[7]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,356
[7]	East Ohio Gas Co.	3.000%	6/15/50	13,050	9,362
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,341
	Emera US Finance LP	3.550%	6/15/26	34,050	32,577
[7]	Enel Finance International NV	5.000%	6/15/32	31,880	29,677
[7]	Enel Finance International NV	5.500%	6/15/52	48,955	43,902
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,118
	Evergy Inc.	2.450%	9/15/24	10,420	10,044
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	6,929
[4]	Evergy Metro Inc.	2.250%	6/1/30	5,680	4,851
	Evergy Metro Inc.	4.200%	3/15/48	3,419	3,053
[4]	Eversource Energy	2.900%	10/1/24	17,450	16,974
[4]	Eversource Energy	3.150%	1/15/25	5,025	4,878
[4]	Eversource Energy	3.300%	1/15/28	14,410	13,581
	Eversource Energy	3.375%	3/1/32	5,495	4,944
[7]	Exelon Corp.	3.350%	3/15/32	18,315	16,441
	Florida Power & Light Co.	5.650%	2/1/35	50,000	53,972
	Florida Power & Light Co.	4.950%	6/1/35	10,000	10,283
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,396
	Florida Power & Light Co.	5.950%	2/1/38	39,215	43,724
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,364
	Florida Power & Light Co.	3.700%	12/1/47	17,370	15,147
	Fortis Inc.	3.055%	10/4/26	28,565	26,741
	Georgia Power Co.	4.700%	5/15/32	21,575	21,462
	Georgia Power Co.	5.400%	6/1/40	6,665	6,427
[4]	Georgia Power Co.	4.750%	9/1/40	34,703	31,682
	Georgia Power Co.	4.300%	3/15/42	9,934	8,828
	Georgia Power Co.	5.125%	5/15/52	24,430	24,595
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	13,014
[7]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,388
[7]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	22,534
[7]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	6,407
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	982
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	5,074
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	10,710
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	35,247
[7]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,059
[7]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,546
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	15,092
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	39,253
[4]	Nevada Power Co.	3.125%	8/1/50	17,790	13,150
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	31,048
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	23,783
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,255
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,110	33,867
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	6,130	6,244
[7]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	34,498
[7]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,882
	NiSource Inc.	5.250%	2/15/43	14,588	14,227
	NiSource Inc.	4.800%	2/15/44	9,750	8,940
	NiSource Inc.	5.000%	6/15/52	16,435	15,926
	Northern States Power Co.	2.250%	4/1/31	4,940	4,286
	Northern States Power Co.	6.250%	6/1/36	50,000	57,405
	Northern States Power Co.	4.500%	6/1/52	4,320	4,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	37,981
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,221
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,555
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	15,307
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,533
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,320
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	16,006
[7]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,427
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	10,376
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	16,454
[7]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	25,720
	PacifiCorp	2.950%	6/1/23	29,675	29,460
	PacifiCorp	2.700%	9/15/30	5,025	4,423
	PacifiCorp	5.900%	8/15/34	12,500	12,925
	PacifiCorp	6.250%	10/15/37	36,635	40,406
	PacifiCorp	4.125%	1/15/49	3,611	3,196
	PacifiCorp	4.150%	2/15/50	11,625	10,394
	PacifiCorp	3.300%	3/15/51	11,806	9,146
	PECO Energy Co.	2.850%	9/15/51	8,000	5,821
	PECO Energy Co.	4.600%	5/15/52	12,845	12,688
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	3,095
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	12,860
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	27,141
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	24,284
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,929
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	28,884
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,807
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	4,065
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,555
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	5,394
[4]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	528
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	25,014
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	9,377	8,123
[4]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,853
[4]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,333
	Sempra Energy	3.250%	6/15/27	80,765	76,417
	Sempra Energy	3.700%	4/1/29	2,295	2,148
	Sempra Energy	6.000%	10/15/39	14,800	15,720
[4]	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	33,908
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,440
[4]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,267
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,094
[4]	Southern California Edison Co.	5.550%	1/15/37	50,475	49,943
[4]	Southern California Edison Co.	5.950%	2/1/38	40,000	41,265
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,074
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,265
[4]	Southern California Edison Co.	4.125%	3/1/48	11,495	9,537
	Southern California Edison Co.	3.650%	2/1/50	5,405	4,141
	Southern Co.	3.250%	7/1/26	30,885	29,531
	Southern Co.	4.400%	7/1/46	41,137	36,272
	Southwest Gas Corp.	2.200%	6/15/30	6,310	4,982
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,362
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	3,050
[7]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	41,561
[7]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	20,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	18,412
	Union Electric Co.	4.000%	4/1/48	14,316	12,544
	Union Electric Co.	3.900%	4/1/52	8,575	7,540
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,399
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,581
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,889
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	18,377
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	48,562
					3,215,640
Total Corporate Bonds (Cost $24,766,939)					22,456,773
Sovereign Bonds (0.9%)
[4,7]	Bermuda	2.375%	8/20/30	17,415	14,705
[4,7]	Bermuda	3.375%	8/20/50	6,835	5,013
[4,7]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	15,094
[4,7]	Electricite de France SA	4.875%	9/21/38	69,680	61,353
[4,7]	Electricite de France SA	4.950%	10/13/45	15,100	12,956
	Equinor ASA	2.450%	1/17/23	15,017	14,967
	Equinor ASA	2.650%	1/15/24	14,000	13,793
	Equinor ASA	3.700%	3/1/24	25,320	25,315
	Equinor ASA	3.250%	11/10/24	25,200	24,963
	Equinor ASA	2.875%	4/6/25	4,775	4,655
	Equinor ASA	3.125%	4/6/30	80,155	74,255
	Equinor ASA	2.375%	5/22/30	7,585	6,660
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	44,334
[4,7]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,195	30,029
[4,7]	NBN Co. Ltd.	1.625%	1/8/27	26,265	23,184
[4,7]	NBN Co. Ltd.	2.625%	5/5/31	37,954	32,084
[4,7]	NBN Co. Ltd.	2.500%	1/8/32	77,087	63,790
[4,7]	Qatar Energy	2.250%	7/12/31	31,765	27,697
[4,7]	Qatar Energy	3.125%	7/12/41	23,200	18,786
[4]	Republic of Chile	2.550%	1/27/32	18,800	15,671
[4]	Republic of Chile	2.550%	7/27/33	36,780	29,517
[4]	Republic of Chile	3.500%	1/31/34	20,300	17,658
	Republic of Chile	3.500%	4/15/53	20,175	14,439
[4]	Republic of Chile	3.100%	1/22/61	13,390	8,619
[4]	Republic of Colombia	4.000%	2/26/24	30,240	29,608
[4,7]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	27,585
[4,7]	State of Qatar	3.875%	4/23/23	56,160	56,210
[4,7]	State of Qatar	3.375%	3/14/24	3,360	3,345
[4,7]	State of Qatar	4.400%	4/16/50	14,035	13,755
[4,7]	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	44,952
[4,7]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	36,451
[4,7]	Temasek Financial I Ltd.	2.375%	8/2/41	46,170	35,811
[4,7]	Temasek Financial I Ltd.	2.250%	4/6/51	39,210	27,350
[4,7]	Temasek Financial I Ltd.	2.500%	10/6/70	22,880	15,182
[4,7]	UAE International Government Bond	4.951%	7/7/52	13,725	14,412
[4]	United Mexican States	4.400%	2/12/52	35,725	27,355
Total Sovereign Bonds (Cost $1,044,838)					931,553
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	3,929
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,455	12,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,404
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	35,059
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,782
	California GO	7.350%	11/1/39	56,970	72,772
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	6,410	6,061
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	15,060	14,189
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	8,981
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	11,230
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	3,205	3,816
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	33,870	40,019
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	57,835	68,336
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,557
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	8,775	7,712
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	6,112
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	14,509
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,487
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	18,580	17,791
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	26,441
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	4,397
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	31,850
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	69,852	79,896
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,076
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,688
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	10,105	8,878
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	6,042
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	22,292
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	6,968
	Houston TX GO	6.290%	3/1/32	14,840	16,242
	Illinois GO	5.100%	6/1/33	144,875	144,182
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	33,264
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,863
[10]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,985
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	52,930
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	22,101
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	21,139
	Massachusetts GO	2.514%	7/1/41	8,175	6,224
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	23,718
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	24,986
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,745	14,267
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	16,813
	Massachusetts SO Revenue	4.110%	7/15/31	19,740	19,525
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	24,550	19,755
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	10,015
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	39,530
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	2,195	2,251
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	31,553
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	23,511
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	14,291
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	18,446
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	18,337
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	9,967
	New York State Thruway Authority General Revenue	2.900%	1/1/35	16,730	14,625
	New York State Thruway Authority General Revenue	3.500%	1/1/42	9,430	8,011
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	9,145	7,193
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	14,193
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	29,408
[10]	Oregon GO	3.424%	3/1/60	28,000	22,310
[9]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	51,608
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	73,476
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	42,584
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	22,565
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	9,585	8,873
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,895
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	29,725
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	20,690	20,761
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	5,620	4,389
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	5,749
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	12,400
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	17,016
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	11,693
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	18,798
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	11,423
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	46,253
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	19,522
	University of California Revenue	1.316%	5/15/27	13,075	11,618
	University of California Revenue	1.614%	5/15/30	16,140	13,311
	University of California Revenue	4.601%	5/15/31	21,975	22,245
	University of California Revenue	4.765%	5/15/44	5,980	5,997
	University of California Revenue	3.931%	5/15/45	22,370	20,754
	University of Michigan Revenue	3.504%	4/1/52	7,445	6,428
	University of Minnesota GO	4.048%	4/1/52	27,160	25,727
	Utility Debt Securitization Authority NY Restructuring Bonds	3.435%	12/15/25	4,447	4,425
Total Taxable Municipal Bonds (Cost $1,863,489)					1,754,381
				Shares
Temporary Cash Investments (1.3%)
Money Market Fund (0.0%)
[12]	Vanguard Market Liquidity Fund	2.284%		1,436	144
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.7%)
	Bank of America Securities, LLC (Dated 8/31/22, Repurchase Value $1,300,000, collateralized by Fannie Mae 2.000%, 2/1/52, with a value of $1,326,000)	2.300%	9/1/22	1,300	1,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Citigroup Global Markets Inc. (Dated 8/31/22, Repurchase Value $100,106,000, collateralized by U.S. Treasury Note/Bond 2.250%–3.000%, 8/15/48–8/15/49, with a value of $102,435,000)	2.260%	9/1/22	100,100	100,100
Credit Agricole Securities (USA) Inc. (Dated 8/31/22, Repurchase Value $21,901,000, collateralized by U.S. Treasury Note/Bond 2.875%, 11/30/25, with a value of $22,338,000)	2.220%	9/1/22	21,900	21,900
Deutsche Bank Securities, Inc. (Dated 8/31/22, Repurchase Value $113,007,000, collateralized by Fannie Mae 1.500%–5.000%, 5/1/49–8/1/52, with a value of $115,260,000)	2.250%	9/1/22	113,000	113,000
HSBC Bank USA (Dated 8/31/22, Repurchase Value $20,001,000, collateralized by Fannie Mae 2.000%–5.500%, 10/1/39–1/1/57, and Freddie Mac 3.180%–6.000%, 9/1/33–7/1/52, with a value of $20,400,000)	2.300%	9/1/22	20,000	20,000
HSBC Bank USA (Dated 8/31/22, Repurchase Value $150,209,000, collateralized by Treasury Inflation Indexed Note/Bond 0.250%, 1/15/25, and U.S. Treasury Note/Bond 0.125%–7.125%, 2/15/23–5/15/49, with a value of $153,204,000)	2.250%	9/1/22	150,200	150,200
Nomura International plc (Dated 8/31/22, Repurchase Value $72,705,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.938%, 7/31/24–11/30/26, with a value of $74,154,000)	2.250%	9/1/22	72,700	72,700
RBC Capital Markets LLC (Dated 8/31/22, Repurchase Value $26,802,000, collateralized by Fannie Mae 4.500%, 6/1/52, and U.S. Treasury Bill 0.000%, 1/5/23–1/19/23, with a value of $27,336,000)	2.280%	9/1/22	26,800	26,800
Societe Generale (Dated 8/31/22, Repurchase Value $196,912,000, collateralized by U.S. Treasury Note/Bond 1.500%–2.875%, 2/29/24–5/15/32, with a value of $200,838,000)	2.265%	9/1/22	196,900	196,900
TD Securities (USA) LLC (Dated 8/31/22, Repurchase Value $34,402,000, collateralized by Ginnie Mae 4.000%, 6/20/52, with a value of $35,088,000)	2.250%	9/1/22	34,400	34,400
				737,300
U.S. Government and Agency Obligations (0.6%)
Federal Home Loan Banks	2.248%	9/19/22	55,000	54,938
United States Treasury Bill	2.084%	9/22/22	145,000	144,824
United States Treasury Bill	2.237%	9/27/22	300,000	299,502
United States Treasury Bill	0.686%	12/29/22	120,000	118,806

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	2.852%	3/23/23	10,000	9,836
				627,906
Total Temporary Cash Investments (Cost $1,366,291)				1,365,350
Total Investments (100.3%) (Cost $86,931,670)				105,998,151
Other Assets and Liabilities—Net (-0.3%)				(274,385)
Net Assets (100%)				105,723,766
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $30,765,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $11,742,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $3,121,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $6,628,632,000, representing 6.3% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2022	3,485	386,209	(1,340)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2022	(463)	(57,962)	375
				(965)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/20/27	USD	388,765	1.000	2,121	(51)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At August 31, 2022, counterparties had deposited in segregated accounts securities with a value of $988,000 and cash of $506,000 in connection with TBA transactions.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,949,695	6,153,661	—	69,103,356
U.S. Government and Agency Obligations	—	9,475,438	—	9,475,438
Asset-Backed/Commercial Mortgage-Backed Securities	—	911,300	—	911,300
Corporate Bonds	—	22,456,773	—	22,456,773
Sovereign Bonds	—	931,553	—	931,553
Taxable Municipal Bonds	—	1,754,381	—	1,754,381
Temporary Cash Investments	144	1,365,206	—	1,365,350
Total	62,949,839	43,048,312	—	105,998,151

Derivative Financial Instruments
Assets
Futures Contracts[1]	375	—	—	375
Liabilities
Futures Contracts[1]	1,340	—	—	1,340
Swap Contracts	51[1]	—	—	51
Total	1,391	—	—	1,391
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.